Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2020	Mar. 31, 2020
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 1,905,978
Available-for-sale debt securities, Fair value	1,893,060	¥ 1,631,185
Held-to-maturity securities, Amortized cost	113,403	113,805
Japanese Government Bond Securities
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	113,403	113,805
Held-to-maturity securities, Gross unrealized gains	27,576	29,384
Held-to-maturity securities, Gross unrealized losses	0	0
Held-to-maturity securities, Fair value	140,979	143,189
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	773,305	640,197
Available-for-sale debt securities, Gross unrealized gains	10,407	21,063
Available-for-sale debt securities, Gross unrealized losses	(29,643)	(7,315)
Available-for-sale debt securities, Fair value	754,069	653,945
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	270,648	251,738
Available-for-sale debt securities, Gross unrealized gains	3,991	2,031
Available-for-sale debt securities, Gross unrealized losses	(2,299)	(3,414)
Available-for-sale debt securities, Fair value	272,340	250,355
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	725,795	595,625
Available-for-sale debt securities, Gross unrealized gains	11,610	8,727
Available-for-sale debt securities, Gross unrealized losses	(7,354)	(7,875)
Available-for-sale debt securities, Fair value	730,051	596,477
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	33,089	56,957
Available-for-sale debt securities, Gross unrealized gains	396	929
Available-for-sale debt securities, Gross unrealized losses	(2,515)	(9,214)
Available-for-sale debt securities, Fair value	30,970	48,672
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	103,141	92,363
Available-for-sale debt securities, Gross unrealized gains	3,875	3,267
Available-for-sale debt securities, Gross unrealized losses	(1,386)	(13,894)
Available-for-sale debt securities, Fair value	105,630	81,736
Equity security
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	1,905,978	1,636,880
Available-for-sale debt securities, Gross unrealized gains	30,279	36,017
Available-for-sale debt securities, Gross unrealized losses	(43,197)	(41,712)
Available-for-sale debt securities, Fair value	1,893,060	1,631,185
Held-to-maturity securities, Amortized cost	2,019,381	1,750,685
Held-to-maturity securities, Gross unrealized gains	57,855	65,401
Held-to-maturity securities, Gross unrealized losses	(43,197)	(41,712)
Held-to-maturity securities, Fair value	¥ 2,034,039	¥ 1,774,374